Note 19 - Commitments (Details Textual) $ in Thousands				1 Months Ended								6 Months Ended				12 Months Ended
	Dec. 07, 2022 USD ($)	Dec. 14, 2012 USD ($)	Nov. 15, 2011	May 31, 2024 USD ($)	Dec. 31, 2023 CAD ($) oz GT	Dec. 31, 2023 USD ($) oz GT	Dec. 31, 2023 BRL (R$) oz GT	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 BRL (R$)	May 31, 2019 BRL (R$)	Sep. 30, 2018 BRL (R$)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 BRL (R$)	Nov. 30, 2023 CAD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CAD ($)	Jun. 01, 2023 CAD ($)	Jun. 01, 2023 USD ($)
Statement Line Items [Line Items]
Low-value assets														$ 17		$ 17
Short-term leases assets														107		107
Non-lease components of operating leases														399		$ 399
Surface rights lease payment agreement on November 18, 2016 [member]
Statement Line Items [Line Items]
Option agreement, option payment				$ 162,500		$ 162,500
Boa Vista Gold Inc. [member]
Statement Line Items [Line Items]
Payments to counterparty								$ 832	R$ 3,220,000	R$ 400,000	R$ 3,620,000
Boa Vista Gold Inc. [member] | Mineral rights agreement [member]
Statement Line Items [Line Items]
Payments to counterparty					$ 61		R$ 220,000					$ 827	R$ 3,000,000
Option to acquire undivided interest in project, percentage					100.00%	100.00%	100.00%
Final payment, extension, rate												7.00%	7.00%
Bonus payment						$ 1,500,000
Bonus payment, mass (Ounce) | oz					3,000,000	3,000,000	3,000,000
Bonus payment, mass extraction per month (Gigaton) | GT					50,000	50,000	50,000
Altoro [member]
Statement Line Items [Line Items]
Option agreement, option payment		$ 850,000
Altoro [member] | National Mining Agency [member]
Statement Line Items [Line Items]
Option agreement, option payment	$ 650,000
Whistler project [member]
Statement Line Items [Line Items]
Payments to counterparty														$ 6,800	$ 5,100,000
Approved work order																	$ 7,100	$ 5,300,000
D'Gold [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture																84.05%
Net smelter return royalty, percentage			1.50%
D'Gold [member] | Additional payable if holdings drop below 10% [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage			1.50%